Investments	12 Months Ended
Dec. 31, 2019
Investments Schedule [Abstract]
Investments	INVESTMENTS
The following tables present the composition of our investment portfolio by major security type, consistent with our classification of how we manage, monitor, and measure the portfolio. Our securities are reported in our consolidated balance sheets at fair value. The changes in fair value for our fixed-maturity securities (other than hybrid securities) are reported as a component of accumulated other comprehensive income, net of deferred income taxes, in our consolidated balance sheets.
The net holding period gains (losses) reported below represent the inception-to-date changes in fair value of the securities. The changes in the net holding period gains (losses) between periods for the hybrid securities and equity securities are recorded as a component of net realized gains (losses) on securities in our consolidated statements of comprehensive income.

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2019
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$13,100.7	$194.1	$(43.7)	$0	$13,251.1	33.7%
State and local government obligations	1,686.0	30.0	(2.7)	0	1,713.3	4.4
Corporate debt securities	6,860.3	206.6	(0.5)	1.3	7,067.7	18.0
Residential mortgage-backed securities	625.0	4.5	(2.0)	0	627.5	1.6
Commercial mortgage-backed securities	5,020.7	61.5	(6.0)	0	5,076.2	12.9
Other asset-backed securities	5,164.7	16.2	(1.4)	0	5,179.5	13.2
Redeemable preferred stocks	185.7	4.1	(1.3)	6.5	195.0	0.5
Total fixed maturities	32,643.1	517.0	(57.6)	7.8	33,110.3	84.3
Short-term investments	1,798.8	0	0	0	1,798.8	4.6
Total available-for-sale securities	34,441.9	517.0	(57.6)	7.8	34,909.1	88.9
Equity securities:
Nonredeemable preferred stocks	971.3	0	0	67.6	1,038.9	2.7
Common equities	1,125.5	0	0	2,180.8	3,306.3	8.4
Total equity securities	2,096.8	0	0	2,248.4	4,345.2	11.1
Total portfolio[1,2]	$36,538.7	$517.0	$(57.6)	$2,256.2	$39,254.3	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2018
Fixed maturities:
U.S. government obligations	$9,897.4	$71.2	$(52.1)	$0	$9,916.5	29.5%
State and local government obligations	1,654.6	7.3	(12.8)	0	1,649.1	4.9
Corporate debt securities	8,808.5	13.6	(125.3)	(2.5)	8,694.3	25.9
Residential mortgage-backed securities	733.5	6.0	(5.1)	0	734.4	2.2
Commercial mortgage-backed securities	3,332.8	7.8	(39.0)	0	3,301.6	9.8
Other asset-backed securities	3,585.4	3.6	(11.8)	0.1	3,577.3	10.7
Redeemable preferred stocks	243.7	5.9	(3.5)	(7.8)	238.3	0.7
Total fixed maturities	28,255.9	115.4	(249.6)	(10.2)	28,111.5	83.7
Short-term investments	1,795.9	0	0	0	1,795.9	5.4
Total fixed maturities and short-term	30,051.8	115.4	(249.6)	(10.2)	29,907.4	89.1
Equity securities:
Nonredeemable preferred stocks	1,002.6	0	0	31.3	1,033.9	3.1
Common equities	1,148.9	0	0	1,477.2	2,626.1	7.8
Total equity securities	2,151.5	0	0	1,508.5	3,660.0	10.9
Total available-for-sale portfolio[1,2]	$32,203.3	$115.4	$(249.6)	$1,498.3	$33,567.4	100.0%

[1] Our portfolio reflects the effect of net unsettled security transactions; at December 31, 2019, $11.9 million was included in “other liabilities,” compared to $5.9 million at December 31, 2018.
[2] The total fair value of the portfolio at December 31, 2019 and 2018 included $3.2 billion and $2.9 billion, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.
At December 31, 2019, bonds and certificates of deposit in the principal amount of $281.0 million were on deposit to meet state insurance regulatory requirements. We did not hold any securities of any one issuer, excluding U.S. government obligations, with an aggregate cost or fair value exceeding 10% of total shareholders’ equity at December 31, 2019 or 2018. At December 31, 2019, we did not hold any debt securities that were non-income producing during the preceding 12 months.
Short-Term Investments Our short-term investments may include commercial paper and other investments that are expected to mature or are redeemable within one year.
Although we did invest in repurchase and reverse repurchase transactions during 2019 and 2018, we did not have any open positions at December 31, 2019 or 2018. To the extent we enter into repurchase or reverse repurchase transactions, consistent with past practice, we would elect not to offset these transactions and would report them on a gross basis on our consolidated balance sheets, despite the option to elect to offset these transactions as long as they were with the same counterparty and subject to an enforceable master netting arrangement.
Hybrid Securities Included in our fixed maturities are hybrid securities, which are reported at fair value at December 31:

(millions)	2019	2018
Fixed Maturities:
State and local government obligations	$3.5	$3.6
Corporate debt securities	91.2	158.9
Other asset-backed securities	2.6	4.5
Redeemable preferred stocks	92.1	77.7
Total hybrid securities	$189.4	$244.7

Certain securities in our portfolio are accounted for as hybrid securities because they contain embedded derivatives that are not deemed to be clearly and closely related to the host investments. Since the embedded derivatives (e.g., change-in-control put option, debt-to-equity conversion, or any other feature unrelated to the credit quality or risk of default of the issuer that could impact the amount or timing of our expected future cash flows) do not have observable intrinsic values, we have elected to record the changes in fair value of these securities through income as a component of realized gains or losses.
Fixed Maturities  The composition of fixed maturities by maturity at December 31, 2019, was:

(millions)	Cost	Fair Value
Less than one year	$6,700.1	$6,712.6
One to five years	16,898.3	17,158.4
Five to ten years	9,010.8	9,203.9
Ten years or greater	33.9	35.4
Total	$32,643.1	$33,110.3

Asset-backed securities are classified in the maturity distribution table based upon their projected cash flows. All other securities that do not have a single maturity date are reported based upon expected average maturity. Contractual maturities may differ from expected maturities because the issuers of the securities may have the right to call or prepay obligations.
Gross Unrealized Losses The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2019
U.S. government obligations	23	$5,152.4	$(43.7)	19	$5,057.2	$(43.6)	4	$95.2	$(0.1)
State and local government obligations	67	314.3	(2.7)	52	287.5	(2.6)	15	26.8	(0.1)
Corporate debt securities	16	247.6	(0.5)	12	191.4	(0.5)	4	56.2	0
Residential mortgage-backed securities	41	292.8	(2.0)	12	163.7	(0.9)	29	129.1	(1.1)
Commercial mortgage-backed securities	98	1,742.4	(6.0)	79	1,400.0	(5.3)	19	342.4	(0.7)
Other asset-backed securities	61	1,000.6	(1.4)	43	938.5	(0.9)	18	62.1	(0.5)
Redeemable preferred stocks	1	11.2	(1.3)	0	0	0	1	11.2	(1.3)
Total fixed maturities	307	$8,761.3	$(57.6)	217	$8,038.3	$(53.8)	90	$723.0	$(3.8)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Unrealized Losses	No. of Sec.	Fair Value	Unrealized Losses
December 31, 2018
U.S. government obligations	51	$4,438.0	$(52.1)	2	$126.6	$(0.1)	49	$4,311.4	$(52.0)
State and local government obligations	299	972.4	(12.8)	49	192.7	(0.3)	250	779.7	(12.5)
Corporate debt securities	368	6,723.3	(125.3)	133	2,613.3	(33.4)	235	4,110.0	(91.9)
Residential mortgage-backed securities	228	450.2	(5.1)	32	248.8	(0.8)	196	201.4	(4.3)
Commercial mortgage-backed securities	140	2,328.5	(39.0)	48	741.2	(8.9)	92	1,587.3	(30.1)
Other asset-backed securities	203	2,691.3	(11.8)	84	1,551.7	(3.2)	119	1,139.6	(8.6)
Redeemable preferred stocks	3	48.5	(3.5)	1	18.9	(0.6)	2	29.6	(2.9)
Total fixed maturities	1,292	$17,652.2	$(249.6)	349	$5,493.2	$(47.3)	943	$12,159.0	$(202.3)

During 2019, the number of securities in our fixed-maturity portfolio with unrealized losses decreased, primarily due to valuation increases in nearly all sectors as interest rates declined and credit spreads tightened. For both 2019 and 2018, we had no material decreases in valuation as a result of credit rating downgrades. A review of the securities in the table above indicated that the issuers were current with respect to their interest obligations and that there was no evidence of deterioration of the current cash flow projections that would indicate we would not receive the remaining principal at maturity.

Other-Than-Temporary Impairment (OTTI)  At December 31, 2019, the total non-credit portion of the OTTI recorded in accumulated other comprehensive income, reflecting the original non-credit loss at the time the credit impairment was determined (i.e., unadjusted for valuation changes subsequent to the original write-down) was $19.6 million, compared to $19.8 million at December 31, 2018.
At December 31, 2019, 2018, and 2017, the balance for the amount related to credit losses recognized in earnings, for which a portion of the OTTI losses were also recognized in accumulated other comprehensive income at the time the credit impairments were determined and recognized, was $0.5 million.
We did not have any credit loss rollforward activity during 2019 or 2018. The following table shows the rollforward activity for 2017:

(millions)	Total
Total at December 31, 2016	$11.5
Credit losses for which an OTTI was not previously recognized	0.4
Reductions for securities sold/matured	(11.2)
Change in recoveries of future cash flows expected to be collected[1]	(0.2)
Total at December 31, 2017	$0.5
[1] Reflects expected recovery of prior period impairments that will be accreted into income over the remaining life of the security.
Although it is not likely that we will be required to sell the securities prior to the recovery of their respective cost bases (which could be maturity), we are required to measure the amount of potential credit losses on the securities that were in an unrealized loss position. In that process, we considered a number of factors and inputs related to the individual securities. The methodology and significant inputs used to measure the amount of credit losses in our portfolio included: current performance indicators on the business model or underlying assets (e.g., delinquency rates, foreclosure rates, and default rates); credit support (via current levels of subordination); historical credit ratings; and updated cash flow expectations based upon these performance indicators. In order to determine the amount of credit loss, if any, the net present value of the cash flows expected (i.e., expected recovery value) was calculated using the current book yield for each security, and was compared to its current amortized value. In the event that the net present value was below the amortized value, a credit loss would be deemed to exist, and the security would be written down. We did not have any credit impairment write-downs for the year ended December 31, 2019.
Realized Gains (Losses)  The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2019	2018	2017
Gross realized gains on security sales
Available-for-sale securities:
U.S. government obligations	$164.4	$6.7	$6.2
State and local government obligations	6.1	9.5	10.5
Corporate and other debt securities	100.1	2.4	20.3
Residential mortgage-backed securities	0.2	0	23.8
Commercial mortgage-backed securities	8.1	2.0	4.9
Other asset-backed securities	0.8	0.1	0.3
Redeemable preferred stocks	2.2	4.5	8.5
Total available-for-sale securities	281.9	25.2	74.5
Equity securities:
Nonredeemable preferred stocks	36.2	4.1	58.4
Common equities	61.7	286.6	43.0
Total equity securities	97.9	290.7	101.4
Subtotal gross realized gains on security sales	379.8	315.9	175.9
Gross realized losses on security sales
Available-for-sale securities:
U.S. government obligations	(20.4)	(98.7)	(28.7)
State and local government obligations	(0.7)	(2.9)	(0.1)
Corporate and other debt securities	(7.9)	(10.4)	(5.1)
Residential mortgage-backed securities	(2.3)	(0.1)	(0.4)
Commercial mortgage-backed securities	(2.2)	(6.3)	(5.3)
Other asset-backed securities	(0.1)	(1.1)	(0.4)
Redeemable preferred stocks	(0.4)	(0.1)	(6.4)
Short-term investments	0	0	(0.2)
Total available-for-sale securities	(34.0)	(119.6)	(46.6)
Equity securities:
Nonredeemable preferred stocks	(3.2)	(3.9)	(5.9)
Common equities	(8.0)	(21.7)	(12.2)
Total equity securities	(11.2)	(25.6)	(18.1)
Subtotal gross realized losses on security sales	(45.2)	(145.2)	(64.7)
Net realized gains (losses) on security sales
Available-for-sale securities:
U.S. government obligations	144.0	(92.0)	(22.5)
State and local government obligations	5.4	6.6	10.4
Corporate and other debt securities	92.2	(8.0)	15.2
Residential mortgage-backed securities	(2.1)	(0.1)	23.4
Commercial mortgage-backed securities	5.9	(4.3)	(0.4)
Other asset-backed securities	0.7	(1.0)	(0.1)
Redeemable preferred stocks	1.8	4.4	2.1
Short-term investments	0	0	(0.2)
Total available-for-sale securities	247.9	(94.4)	27.9
Equity securities:
Nonredeemable preferred stocks	33.0	0.2	52.5
Common equities	53.7	264.9	30.8
Total equity securities	86.7	265.1	83.3
Litigation settlements and other gains (losses)	0	0	1.2
Subtotal net realized gains (losses) on security sales	334.6	170.7	112.4
Net holding period gains (losses)
Hybrid securities	18.0	(10.4)	(1.6)
Equity securities	739.9	(497.5)	0
Subtotal net holding period gains (losses)	757.9	(507.9)	(1.6)
Other-than-temporary impairment losses
Fixed maturities:
Commercial mortgage-backed securities	0	0	(0.4)
Total fixed maturities	0	0	(0.4)
Equity securities:
Common equities	0	0	(11.2)
Subtotal investment other-than-temporary impairment losses	0	0	(11.6)
Other asset impairment	(63.3)	(68.3)	(49.6)
Subtotal other-than-temporary impairment losses	(63.3)	(68.3)	(61.2)
Total net realized gains (losses) on securities	$1,029.2	$(405.5)	$49.6

For all three periods, the other asset impairment losses related to federal renewable energy tax credit fund investments, which were reported in “other assets” on the consolidated balance sheets, based on an analysis that our investments in those funds will not generate the cash flows that we anticipated. See Note 5 – Income Taxes for additional discussion related to 2019 activity.
The following table reflects our holding period realized gains (losses) on equity securities recognized for the respective years ended December 31, for equity securities held at the respective year end:

(millions)	2019	2018
Total net gains (losses) recognized during the period on equity securities	$826.6	$(232.4)
Less: Net gains (losses) recognized on equity securities sold during the period	86.7	265.1
Net holding period gains (losses) recognized during the period on equity securities held at period end	$739.9	$(497.5)
Note: Comparative disclosure for 2017 is not meaningful.
Net Investment Income  The components of net investment income for the years ended December 31, were:

(millions)	2019	2018	2017
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$268.6	$196.8	$72.7
State and local government obligations	36.5	37.7	51.5
Foreign government obligations	0	0	0.3
Corporate debt securities	268.9	217.9	125.2
Residential mortgage-backed securities	21.6	27.6	34.7
Commercial mortgage-backed securities	150.1	93.9	79.6
Other asset-backed securities	117.3	75.7	47.1
Redeemable preferred stocks	19.0	12.3	11.8
Total fixed maturities	882.0	661.9	422.9
Short-term investments	41.7	52.9	37.8
Total available-for-sale securities	923.7	714.8	460.7
Equity securities:
Nonredeemable preferred stocks	61.8	45.9	44.1
Common equities	56.5	59.8	58.3
Total equity securities	118.3	105.7	102.4
Investment income	1,042.0	820.5	563.1
Investment expenses	(24.6)	(24.3)	(23.9)
Net investment income	$1,017.4	$796.2	$539.2

The amount of investment income we recognize varies based on the average assets held during the year and the book yields of the securities in our portfolio. The year-over-year increases in net investment income in 2019 and 2018, were due to a combination of an increase in average assets and an increase in portfolio yields. The increase in average assets was due to strong premium growth, underwriting profitability, and portfolio returns, as well as the proceeds from debt and preferred stock issuances during 2018, partially offset by the payment of common and preferred share dividends and the interest on our debt. The increase in portfolio yields was a result of our decisions to hold a short-duration portfolio, which allowed us to take advantage of opportunities to invest in higher yielding securities with cash from operations, portfolio maturities, and paydowns, and to increase the portfolio duration. The portfolio duration at December 31, 2019 was 3.0 years, compared to 2.8 years and 2.5 years at December 31, 2018 and 2017, respectively.
Derivative Instruments  At December 31, 2019, 2018, and 2017, we had no open derivative positions.
During both 2019 and 2018, we reclassified $1.0 million, respectively, of net unrealized losses from accumulated other comprehensive income to interest expense on our closed debt issuance cash flow hedges, compared to net unrealized gains of $0.3 million during 2017.
During March 2017, we entered into a forecasted debt issuance hedge, against a possible rise in interest rates, in conjunction with the $850 million of 4.125% Senior Notes due 2047 issued in April 2017. Upon issuance, we closed the hedge and recognized, as part of accumulated other comprehensive income, a pretax unrealized loss of $8.0 million in April 2017.